Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related parties
Uncollected payments		$ 168
Pixel Holdings Inc.
Related parties
Uncollected payments	$ 0	$ 168